CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net income	$ 4,727	$ 2,891
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	12,463	8,671
Lease restructuring charges	174	0
Loss on debt extinguishment	2,108	0
Provision for bad debt	909	0
Stock-based compensation, net of amounts capitalized	2,530	0
Payment of contingent consideration	0	(1,000)
Amortization of debt issuance costs	528	471
Deferred income tax provision, net	364	(984)
Change in fair value of contingent consideration	560	0
Change in fair value of warrant liabilities	(7,435)	0
Change in income tax receivable and payable	(2,328)	0
Change in accounts receivable, net	(4,330)	(2,200)
Change in prepaid expenses and other current assets	222	(4,109)
Change in accounts payable and accrued expenses	(6,768)	(76)
Change in other liabilities	(190)	29
Net cash provided by operating activities	3,534	3,693
Cash flows from investing activities
Additions to property and equipment	(4,212)	(5,031)
Acquisition of businesses, net of cash acquired	(24,830)	0
Net cash used in investing activities	(29,042)	(5,031)
Cash flows from financing activities
Payments of long-term debt and notes payable	(199,851)	(2,386)
Proceeds from borrowings on revolving credit facilities	11,000	10,000
Payments of borrowings on revolving credit facilities	(15,000)	(1,000)
Proceeds from issuance of long-term debt	220,840	0
Proceeds from warrants exercised	11	0
Payment of debt issuance costs	(3,565)	(163)
Payment of equity issuance costs	(322)	0
Payment of early termination	(188)	0
Other	15	(170)
Net cash provided by financing activities	12,940	6,281
Net change in cash	(12,568)	4,943
Cash, beginning of period	31,397	3,008
Cash, end of period	18,829	7,951
Supplemental Disclosure of Cash Flow Information
Interest	6,308	6,904
Income taxes, net	3,837	0
Non-Cash Investing and Financing Transactions:
Contingent and deferred acquisition consideration	14,890	0
Issuance of equity for Aimtell/PushPros/Aramis and Crisp Results	35	0
Capital expenditures included in accounts payable	$ 1,144	$ 248